Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 314,877	$ (23,356)
Expense related to issuance of debt	(539,553)	(23,356)
Amortized cost	247,331	653,334
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	1,978,772,255	1,794,470,357
Loans obtained - financing institutions	377,847,363	265,844,278
Debt payments	(299,080,742)	(330,124,127)
Accrued interest	42,360,221	35,614,973
Interest (paid)	(55,966,327)	(50,977,215)
Foreign exchange	9,519,573	(22,024,801)
At the end of the period	$ 2,053,452,343	$ 1,692,803,465